RATE-REGULATED BUSINESSES - Narrative (Details) $ in Millions					1 Months Ended		12 Months Ended
	Dec. 31, 2018 pipeline	Feb. 22, 2018	Feb. 21, 2018	Dec. 31, 2017	Jun. 30, 2018	Mar. 31, 2016 USD ($)	Dec. 31, 2014 CAD ($)	Dec. 31, 2013 USD ($)
Columbia Gas Transmission
Public Utilities, General Disclosures [Line Items]
Maximum cost recovery and return on investment						$ 1,100,000,000.0		$ 1,500,000,000.0
Cost recovery and return on investment, recognition period								5 years
Cost recovery and return on investment, additional period						3 years
NGTL System
Public Utilities, General Disclosures [Line Items]
Period of settlement					2 years
Approved ROE on deemed common equity, percent					10.10%
Deemed common equity, percent					40.00%
Approved composite depreciation rate					3.50%
Canadian Mainline
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity, percent							10.10%
Deemed common equity, percent							40.00%
Approved composite depreciation rate	3.20%			3.90%
After-tax annual contribution to reduce revenue requirement							$ 20
Fixed toll term							6 years
Great Lakes
Public Utilities, General Disclosures [Line Items]
Maximum transportation rate decrease		27.00%	2.00%
TC Pipe Lines LP
Public Utilities, General Disclosures [Line Items]
Noncontrolling interest, ownership interest by parent	25.50%
TC Pipe Lines LP
Public Utilities, General Disclosures [Line Items]
Number of wholly-owned or partially owned pipelines | pipeline	8